Digital assets	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Digital assets

4. Digital assets

Digital assets comprise holdings of:

	June 30, 2023	December 31, 2022

USDC:
Balance at January 1	$7,000,000	$5,000,000
Proceeds from issuance of new ordinary shares	-	33,200,000
Disbursements for equipment purchase and construction works	(2,378,040)	(31,200,000)
Balance at June 30/December 31	$4,621,960	$7,000,000

BTC:
Balance at January 1	$87,747	-
Receipts as mining income	7,272	87,747
Balance at June 30/December 31	$95,019	87,747

During the first half of 2023, the Company disbursed some USDC for equipment purchases and for certain construction works.

The Company earned the 0.2386 BTC from the Kazakhstan project, which is recorded at the market value of $7,272 on production date,

For the period ended June 30, 2023, the Company did not consider it necessary to recognize any allowance for the impairment of the USDC and BTC.